OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER	6 Months Ended
Jun. 30, 2026
Disclosure Of Obligations, Guarantees, Contingencies And Other [Abstract]
OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER	OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER
In the normal course of operations, the partnership and its consolidated entities execute agreements that provide for indemnification and guarantees to third parties in transactions such as business dispositions, business acquisitions, sales of assets and sales of services.
Certain of the partnership’s operating subsidiaries have also agreed to indemnify their directors and certain of their officers and employees. The nature of substantially all of the indemnification undertakings prevent the partnership from making a reasonable estimate of the maximum potential amount that it could be required to pay third parties as the agreements do not specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, neither the partnership nor its consolidated subsidiaries have made significant payments under such indemnification agreements.
The partnership and its operating subsidiaries may be contingently liable with respect to litigation and claims that arise from time to time in the normal course of business or otherwise.

In April 2016, the Corporation announced the final close on the BSREP II fund to which the partnership had committed $2.3 billion as lead investor. As of June 30, 2026, there remained approximately $499 million of uncontributed capital commitments.

In November 2017, the Corporation announced the final close on the fifth Brookfield Real Estate Finance Fund (“BREF”) to which the partnership had committed $400 million as lead investor. As of June 30, 2026, there remained approximately $128 million of uncontributed capital commitments.

In September 2018, the Corporation announced the final close on the third Brookfield Fairfield U.S. Multifamily Value Add Fund to which the partnership had committed $300 million. As of June 30, 2026, there remained approximately $40 million of uncontributed capital commitments.

In January 2019, the Corporation announced the final close on the BSREP III fund to which the partnership had committed $1.0 billion. As of June 30, 2026, there remained approximately $246 million of uncontributed capital commitments.

In October 2020, the Corporation announced the final close on the €619 million ($726 million) Brookfield European Real Estate Partnership fund to which the partnership has committed €100 million ($117 million). As of June 30, 2026, all capital commitments have been contributed.
In December 2022, the Corporation announced the final close on the $15.3 billion BSREP IV fund to which the partnership had committed $3.5 billion. As of June 30, 2026, there remained approximately $928 million of uncontributed capital commitments. Refer to Note 29, Related Parties for further information.

The partnership maintains insurance on its properties in amounts and with deductibles that it believes are in line with what owners of similar properties carry. The partnership maintains all risk property insurance and rental value coverage (including coverage for the perils of flood, earthquake and named windstorm). The partnership does not conduct its operations, other than those of equity accounted investments, through entities that are not fully or proportionately consolidated in these financial statements, and has not guaranteed or otherwise contractually committed to support any material financial obligations not reflected in these financial statements.

The partnership operates in jurisdictions with differing tax laws and tax rates. Certain jurisdictions in which the partnership operates have enacted legislation where the impact cannot be readily determined without further clarification and guidance from the relevant tax authorities. Given the uncertainty surrounding such circumstances, the partnership has concluded that the impact of such legislation cannot be reasonably estimated at this time.